Accumulated Other Comprehensive Loss - Reclassification out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Direct costs	$ 1,484,258	$ 1,333,812	$ 1,302,983
Interest expense, net	(311,744)	(263,618)	(253,891)
Total before income tax (expense) benefit	59,275	146,630	16,469
Other (expense) income, net	(27,143)	21,701	(40,259)
Provision for (benefit from) income taxes	2,957	39,579	(284,360)
Net income	52,755	106,865	300,829
Derivative Instruments | Reclassification out of AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax (expense) benefit	12,327	5,618	(7,027)
Provision for (benefit from) income taxes	(2,804)	(1,357)	2,930
Net income	9,523	4,261	(4,097)
Foreign Currency Translation | Reclassification out of AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Provision for (benefit from) income taxes	0	0	(16,825)
Pension Plan | Reclassification out of AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (expense) income, net	(605)	(784)	(1,693)
Provision for (benefit from) income taxes	(116)	(141)	(535)
Net income	(489)	(643)	(1,158)
Foreign currency forward contracts | Derivative Instruments | Reclassification out of AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenue	0	0	1,887
Direct costs	0	0	3,000
Interest rate swaps | Derivative Instruments | Reclassification out of AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net	$ 12,327	$ 5,618	$ (11,914)